Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Summary of Retirement Benefits by Financial Position

Financial position	$ million
	Dec 31, 2020	Dec 31, 2019
Obligations	(115,792)	(103,545)
Plan assets	102,678	94,826
Asset ceilings	(17)
Deficit	(13,131)	(8,719)
Retirement benefits in the Consolidated Balance Sheet:
Non-current assets	2,474	4,717
Non-current liabilities	(15,168)	(13,017)
Current liabilities	(437)	(419)
Total	(13,131)	(8,719)

Summary of Retirement Benefit Expense

Retirement benefit expense	$ million
	2020	2019	2018
Defined benefit plans:
Interest expense on obligations	1,828	2,364	2,282
Interest income on plan assets	(1,657)	(2,253)	(2,087)
Current service cost, net of plan participants’ contributions	1,431	1,188	1,494
Other	(174)	26	(221)
Total	1,428	1,325	1,468
Defined contribution plans	423	428	410
Total retirement benefit expense	1,851	1,753	1,878

Summary of Remeasurements

Remeasurements	$ million
	2020	2019	2018
Actuarial (losses)/gains on obligations:
Due to changes in financial assumptions [A]	(10,150)	(11,711)	8,186
Due to experience adjustments [B]	804	232	(268)
Due to changes in demographic assumptions [C]	1,375	(75)	(459)
Total	(7,971)	(11,554)	7,459
Return on plan assets in excess/(shortage) of interest income	4,509	8,460	(2,312)
Other movements	7	(12)	66
Total remeasurements	(3,455)	(3,106)	5,213
[A] Mainly relates to changes in the discount rate assumptions.
[B] Experience adjustments arise from differences between the actuarial assumptions made in respect of the year and actual outcomes.
[C] Mainly relates to updates in mortality assumptions.
Summary of Defined Benefit Plan Obligations and Assets

Defined benefit plan obligations	$ million, except where indicated
	2020	2019
At January 1	103,545	91,856
Current service cost	1,435	1,186
Interest expense	1,828	2,364
Actuarial losses	7,971	11,554
Benefit payments	(4,059)	(3,961)
Other movements	(444)	194
Currency translation differences	5,516	352
At December 31	115,792	103,545
Comprising:
Funded pension plans	105,338	93,727
Weighted average duration	18 years	17 years
Unfunded pension plans	5,086	4,793
Weighted average duration	13 years	13 years
Unfunded OPEB plans [A]	5,368	5,025
Weighted average duration	15 years	14 years
[A] Mainly related to post-retirement medical benefits in the USA.

Defined benefit plan assets	$ million, except where indicated
	2020	2019
At January 1	94,826	85,803
Return on plan assets in excess of interest income	4,509	8,460
Interest income	1,657	2,253
Employer contributions	614	1,462
Plan participants’ contributions	42	42
Benefit payments	(3,843)	(3,741)
Other movements	(281)	160
Currency translation differences	5,154	387
At December 31	102,678	94,826
Comprising:
Quoted in active markets:
Equities	25%	26%
Debt securities	52%	51%
Real estate	0%	1%
Other:
Equities	8%	8%
Debt securities	5%	4%
Real estate	6%	6%
Investment funds	3%	3%
Cash	1%	1%

Summary of Assumptions for Sensitivity Analysis
The weighted averages for those assumptions and related sensitivity information at December 31 are presented below. Sensitivity information indicates by how much the defined benefit obligations would increase or decrease if a given assumption were to increase or decrease with no change in other assumptions.

			$ million, except where indicated
			Effect of using alternative assumptions
	Assumptions used at nominal rates		Increase/(decrease) in defined benefit obligations
	2020 [A]	2019	Range of assumptions	2020			2019
Rate of increase in pensionable remuneration	3.8%	4.1%	-1% to +1%	(1,780)	to	1,948	(1,975)	to	2,266
Rate of increase in pensions in payment	1.6%	1.6%	-1% to +1%	(10,937)	to	13,523	(9,541)	to	11,757
Rate of increase in health-care costs [B]	6.0%	6.1%	-1% to +1%	(605)	to	751	(546)	to	675
Discount rate for pension plans	1.5%	2.1%	-1% to +1%	21,463	to	(16,382)	18,431	to	(14,155)
Discount rate for health-care plans [B]	2.6%	3.2%	-1% to +1%	791	to	(624)	704	to	(558)
Expected age at death for persons aged 60:
Men	87 years	87 years	-1 year to +1 year	(2,022)	to	2,112	(1,717)	to	1,782
Women	88 years	89 years	-1 year to +1 year	(1,985)	to	2,070	(1,631)	to	1,694
[A] The weighted average inflation rate used in the calculation of the defined benefit obligation is 1.7%.
[B] Mainly related to post-retirement medical benefits in the USA .